1
The GDL Fund
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 39.3%
Aerospace  — 2.2%
110,000 Aerojet Rocketdyne Holdings Inc.† ..... $ 4,398,900
5,000 Hexcel Corp. ..................... 258,600
8,700 Spire Global Inc.† ................. 9,396
4,666,896
Automotive  — 0.1%
33,000 Iveco Group NV† ................. 157,504
Automotive: Parts and Accessories  — 0.2%
20,000 Tenneco Inc., Cl. A† ............... 347,800
Broadcasting  — 0.9%
88,000 TEGNA Inc. ..................... 1,819,840
Building and Construction  — 1.1%
13,000 Hill International Inc.† .............. 43,160
37,500 Lennar Corp., Cl. B ................ 2,231,625
2,274,785
Business Services  — 1.8%
12,500 Biffa plc ........................ 57,502
120,000 Clear Channel Outdoor Holdings Inc.† ... 164,400
75,000 Dawson Geophysical Co.† ........... 126,000
20,000 Euromoney Institutional Investor plc .... 322,013
6,000 Evo Payments Inc., Cl. A† ........... 199,800
2,000 Ework Group AB .................. 16,220
100,000 Nielsen Holdings plc ............... 2,772,000
3,657,935
Cable and Satellite  — 1.2%
3,500 Lee Enterprises Inc.† ............... 61,600
40,000 Liberty Global plc, Cl. A† ............ 623,600
25,000 Liberty Latin America Ltd., Cl. A† ...... 154,750
5,351 Liberty Latin America Ltd., Cl. C† ...... 32,908
64,000 Shaw Communications Inc., Cl. B ...... 1,556,275
2,429,133
Computer Software and Services  — 5.1%
2,400 Aspen Technology Inc.† ............. 571,680
32,000 Avalara Inc.† .................... 2,937,600
13,000 Black Knight Inc.† ................. 841,490
7,000 BTRS Holdings Inc.† ............... 64,820
20,000 Citrix Systems Inc. ................ 2,080,000
4,000 Computer Services Inc. ............. 223,000
3,000 Convey Health Solutions Holdings Inc.† .. 31,530
9,700 Dell Technologies Inc., Cl. C .......... 331,449
4,000 EMIS Group plc .................. 84,411
3,352 NortonLifeLock Inc. ................ 67,509
10,000 Ping Identity Holding Corp.† ......... 280,700
6,000 Playtech plc† .................... 29,584
4,000 SLM Solutions Group AG† ........... 76,993
450 Twitter Inc.† ..................... 19,728
Shares
Market
Value
2,000 VMware Inc., Cl. A ................ $ 212,920
35,000 Zendesk Inc.† .................... 2,663,500
10,516,914
Consumer Products  — 3.6%
8,200 Hunter Douglas NV† ............... 1,404,765
37,000 iRobot Corp.† .................... 2,084,210
375,000 Swedish Match AB ................ 3,717,003
5,000 Terminix Global Holdings Inc.† ........ 191,450
7,397,428
Diversified Industrial  — 0.0%
4,586 Valmet Oyj ...................... 93,621
Electronics  — 4.2%
59,200 Bel Fuse Inc., Cl. A ................ 1,654,640
32,701 CyberOptics Corp.† ................ 1,758,660
2,208 MKS Instruments Inc. .............. 182,469
20,000 Rogers Corp.† ................... 4,837,600
62,000 Yamada Holdings Co. Ltd. ........... 203,911
8,637,280
Energy and Utilities  — 3.6%
13,333 Alvopetro Energy Ltd. .............. 67,565
12,000 Avista Corp. ..................... 444,600
1,000 Brigham Minerals Inc., Cl. A .......... 24,670
465,000 ContourGlobal plc ................. 1,308,373
300 DCP Midstream LP ................ 11,271
40,000 Endesa SA ...................... 604,495
460,000 Gulf Coast Ultra Deep Royalty Trust ..... 21,620
100,000 PNM Resources Inc. ............... 4,573,000
24,000 Shell Midstream Partners LP ......... 379,440
3,500 South Jersey Industries Inc. .......... 116,970
200 Southwest Gas Holdings Inc. ......... 13,950
7,565,954
Entertainment  — 0.6%
3,800 Activision Blizzard Inc. .............. 282,492
32,000 Fox Corp., Cl. B ................... 912,000
1,194,492
Financial Services  — 3.7%
17,500 Aareal Bank AG† .................. 552,258
3,500 Alleghany Corp.† ................. 2,937,795
3,247 Brookfield Asset Management Inc., Cl. A . 132,770
12,000 Cadence Bank .................... 304,920
2,237 CNFinance Holdings Ltd., ADR† ....... 5,637
3,000 Columbia Banking System Inc. ........ 86,670
10,000 Cowen Inc., Cl. A ................. 386,400
11,000 Fanhua Inc., ADR ................. 56,650
33,000 First Horizon Corp. ................ 755,700
10,000 Intertrust NV† ................... 191,502
50,000 MoneyGram International Inc.† ....... 520,000
30,000 Pzena Investment Management Inc., Cl. A 284,400

The GDL Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
8,000 Randolph Bancorp Inc. ............. $ 215,680
1,800 SouthState Corp. ................. 142,416
23,600 Steel Partners Holdings LP† .......... 979,400
4,890 Webster Financial Corp. ............. 221,028
7,773,226
Food and Beverage  — 0.0%
325,000 Yashili International Holdings Ltd.† ..... 48,028
Health Care  — 6.3%
55,000 1Life Healthcare Inc.† .............. 943,250
37,500 Aerie Pharmaceuticals Inc.† .......... 567,375
7,500 AstraZeneca plc, ADR .............. 411,300
18,000 Biohaven Pharmaceutical Holding Co. Ltd.† 2,721,060
9,000 Bioventus Inc., Cl. A† .............. 63,000
27,500 Change Healthcare Inc.† ............ 755,975
22,519 ChemoCentryx Inc.† ............... 1,163,332
60,000 Covetrus Inc.† ................... 1,252,800
5,000 Forma Therapeutics Holdings Inc.† ..... 99,750
2,000 F-star Therapeutics Inc.† ............ 10,240
40,000 Global Blood Therapeutics Inc.† ....... 2,724,000
66,800 Hanger Inc.† .................... 1,250,496
35,000 Idorsia Ltd.† ..................... 456,167
200 LHC Group Inc.† .................. 32,732
3,500 Meridian Bioscience Inc.† ........... 110,355
7,000 QIAGEN NV† .................... 288,960
3,000 Signify Health Inc., Cl. A† ........... 87,450
17,000 TherapeuticsMD Inc.† .............. 112,880
13,051,122
Hotels and Gaming  — 0.0%
500 Flutter Entertainment plc† ........... 55,481
Machinery  — 0.2%
25,000 CFT SpA†(a) ..................... 112,706
10,000 CIRCOR International Inc.† .......... 164,900
8,000 CNH Industrial NV ................. 91,184
368,790
Metals and Mining  — 0.3%
46,000 Alamos Gold Inc., Cl. A ............. 340,860
20,000 Artemis Gold Inc.† ................ 61,824
70,000 Sierra Metals Inc. ................. 34,618
10,000 Turquoise Hill Resources Ltd.† ........ 296,087
733,389
Paper and Forest Products  — 0.2%
24,000 Resolute Forest Products Inc.† ........ 480,000
Real Estate  — 0.3%
10,000 Bluerock Residential Growth REIT Inc. ... 267,500
10,000 Corem Property Group AB, Cl. B ....... 7,551
Shares
Market
Value
3,000 Healthcare Realty Trust Inc., REIT ...... $ 62,550
8,000 STORE Capital Corp., REIT ........... 250,640
588,241
Retail  — 1.2%
4,500 Recipe Unlimited Corp.† ............ 67,173
65,000 Sportsman's Warehouse Holdings Inc.† . 539,500
5,000 Ted Baker plc† ................... 6,130
69,000 The Fresh Market Inc.† ............. 0
2,000 Tod's SpA† ..................... 82,285
6,400 Valora Holding AG† ................ 1,735,077
2,430,165
Semiconductors  — 0.2%
2,000 Entegris Inc. ..................... 166,040
3,200 Siltronic AG ..................... 182,681
348,721
Specialty Chemicals  — 0.1%
10,030 Mativ Holdings Inc. ................ 221,463
4,000 SGL Carbon SE† .................. 23,521
400 Tronox Holdings plc ............... 4,900
249,884
Telecommunications  — 0.9%
175,000 Koninklijke KPN NV ................ 475,422
50,000 Orange Belgium SA† ............... 882,045
21,000 Parrot SA† ...................... 80,472
3,000 Switch Inc., Cl. A ................. 101,070
35,047 Telesat Corp.† ................... 273,717
1,812,726
Transportation  — 1.2%
40,000 Abertis Infraestructuras SA†(a) ....... 190,130
4,500 Atlantia SpA ..................... 99,715
20,000 Atlas Air Worldwide Holdings Inc.† ..... 1,911,400
22,000 Atlas Corp. ...................... 305,800
2,507,045
Wireless Communications  — 0.1%
713,121 NII Holdings Inc., Escrow† ........... 249,592
TOTAL COMMON STOCKS ......... 81,455,992
CLOSED-END FUNDS  — 0.8%
425,000 Altaba Inc., Escrow† ............... 1,615,000
PREFERRED STOCKS  — 0.0%
Financial Services  — 0.0%
2,000 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ...................... 46,560

The GDL Fund
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
RIGHTS  — 0.2%
Computer Software and Services  — 0.0%
1,000 Flexion Therapeutics Inc., CVR† ....... $ 650
Health Care  — 0.1%
70,000 Achillion Pharmaceuticals Inc., CVR† ... 35,000
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
104,000 Adamas Pharmaceuticals Inc., CVR† .... 5,200
79,391 Ambit Biosciences Corp., CVR†(a) ..... 134,171
103,040 Dova Pharmaceuticals Inc., CVR† ...... 12,880
28,000 Epizyme Inc., CVR† ................ 560
300,000 Innocoll, CVR†(a) ................. 0
125,000 Ipsen SA/Clementia, CVR†(a) ......... 0
23,000 Ocera Therapeutics, CVR†(a) ......... 3,910
3,000 Prevail Therapeutics Inc., CVR† ....... 1,500
2,000 Radius Health Inc., CVR† ............ 160
346,322 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(a) .............. 0
11,000 Tobira Therapeutics Inc., CVR†(a) ...... 0
1,500 Zogenix Inc., CVR† ................ 1,125
199,706
Metals and Mining  — 0.1%
10,000 Kinross Gold Corp., CVR† ........... 0
419,000 Pan American Silver Corp., CVR† ...... 241,344
241,344
TOTAL RIGHTS ................ 441,700
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 59.7%
$ 124,493,000 U.S. Treasury Bills,
1.593% to 3.297%††, 10/06/22 to
12/29/22(b) ................... 123,914,784
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $212,128,689) ............. $ 207,474,036
Shares
Market
Value
SECURITIES SOLD SHORT — (0.9)%
Building and Construction — (0.9)%
24,500 Lennar Corp., Cl. A ......................... $ 1,826,475
Energy and Utilities — (0.0)%
1,000 Sitio Royalties Corp. ....................... 22,110
TOTAL SECURITIES SOLD SHORT
(Proceeds received $1,475,888)(c) ...... $ 1,848,585
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2022, $13,000,000 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2022, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
Long Positions
North America ...................... 92.9% $ 192,739,140
Europe .............................. 6.9 14,420,670
Japan ............................... 0.1 203,911
Asia/Pacific ......................... 0.1 110,315
Total Investments — Long Positions 100.0% $ 207,474,036
Short Positions
North America ...................... (0.9) % $ (1,848,585)
Total Investments — Short Positions (0.9)% $ (1,848,585)
As of September 30, 2022, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
(Depreciation)
USD 3,517,917 SEK 39,750,000 State Street Bank and Trust Co. 10/28/22 $ (68,346)
USD 5,211,967 EUR 5,400,000 State Street Bank and Trust Co. 10/28/22 (90,500)
USD 292,512 CAD 400,000 State Street Bank and Trust Co. 10/28/22 2,963
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ (155,883)